Note 16 - Commitments (Details Textual) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014
Minimum [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term				1 year					1 year
Maximum [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term									25 years
Shared Wireless Business [Member]
Estimated Costs to Settle Lease Obligations				$ 453,403	$ 3,284,466
Corporate Offices [Member] | Due in 2014 [Member]
Operating Leases, Rent Expense										$ 359,750
Corporate Offices [Member] | Due in 2019 [Member]
Operating Leases, Rent Expense									$ 416,970
Corporate Offices [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term		5 years
Leasehold Improvements, Gross		$ 600,000
Operating Lease, Leasehold Improvements to be Made by Lessor												$ 380,000
Operating Leases, Rent Expense			$ 88,651			$ 96,669	$ 237,798	$ 188,861	382,234	$ 336,437	$ 518,245
Annual Increase in Operating Lease Rent Expense		3.00%								3.00%
Sales Center [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term	5 years
Operating Leases, Rent Expense	$ 53,130
Annual Increase in Operating Lease Rent Expense	3.00%
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years 60 days
Operating Leases, Rent Expense			$ 2,367,779			$ 2,206,640	$ 4,714,073	$ 4,472,865	$ 25,684,686	$ 21,628,500	$ 19,152,057